Share-based compensation - ESC (Details) - Equity sharing certificate plan			12 Months Ended
	Apr. 01, 2019 EquityInstruments	Jun. 01, 2010 shares	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 CHF (SFr) EquityInstruments	Dec. 31, 2018 EquityInstruments
Share-based compensation
Number of shares for which right to subscribe is provided | shares		1,000
Beginning balance			198,750	265,600	275,933
Expired			0	(66,850)	(10,333)
Ending balance			198,750	198,750	265,600
Exercisable			171,750	144,750	184,600
Number of ESCs vested, for which exercise period has been extended	90,750
Period of exercise extension for ESCs vested	5 years
Expense related to extension of exercise period for ESCs vested | SFr				SFr 8,667